INVENTORIES (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)
INVENTORIES
Products		¥ 210,836	$ 69,848	¥ 486,271
Write-downs	¥ 790	¥ 0